LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.81%
Aerospace & Defense–3.08%
†Axon Enterprise, Inc.	2,087	$886,328
Curtiss-Wright Corp.	1,211	824,837
HEICO Corp.	3,061	839,326
Hexcel Corp.	16,380	1,325,634
Howmet Aerospace, Inc.	13,624	3,139,787
L3Harris Technologies, Inc.	16,308	5,628,706
†Rocket Lab Corp.	12,324	791,447
		13,436,065
Automobile Components–1.22%
BorgWarner, Inc.	34,019	1,845,871
Cie Generale des Etablissements Michelin SCA	47,093	1,613,354
Gentex Corp.	85,268	1,863,106
		5,322,331
Banks–5.41%
Commerce Bancshares, Inc.	126,738	6,235,524
First Hawaiian, Inc.	91,810	2,262,199
†NU Holdings Ltd. Class A	43,345	622,868
Prosperity Bancshares, Inc.	67,963	4,565,754
Truist Financial Corp.	86,368	3,970,337
U.S. Bancorp	78,707	4,093,551
Westamerica BanCorp	36,208	1,888,247
		23,638,480
Beverages–0.90%
Heineken NV	30,351	2,334,548
Pernod Ricard SA	21,199	1,576,397
		3,910,945
Biotechnology–1.30%
†Alnylam Pharmaceuticals, Inc.	6,387	2,113,267
†Insmed, Inc.	9,347	1,528,422
†Natera, Inc.	6,271	1,254,137
†Viking Therapeutics, Inc.	24,343	792,121
		5,687,947
Broadline Retail–0.12%
†Coupang, Inc.	28,869	545,047
		545,047
Building Products–2.34%
A.O. Smith Corp.	46,043	3,036,075
Daikin Industries Ltd.	18,900	2,266,996
Johnson Controls International PLC	6,136	803,509
Masco Corp.	31,255	1,886,864
Owens Corning	20,625	2,232,038
		10,225,482
Capital Markets–3.05%
Ameriprise Financial, Inc.	5,672	2,520,637
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Bank of New York Mellon Corp.	7,928	$940,498
LPL Financial Holdings, Inc.	3,778	1,136,536
MSCI, Inc.	578	311,548
Northern Trust Corp.	33,981	4,742,728
Raymond James Financial, Inc.	9,955	1,441,384
T. Rowe Price Group, Inc.	25,005	2,253,951
		13,347,282
Chemicals–0.58%
PPG Industries, Inc.	23,567	2,518,841
		2,518,841
Commercial Services & Supplies–0.51%
ABM Industries, Inc.	3,581	137,940
Republic Services, Inc.	9,471	2,074,339
		2,212,279
Communications Equipment–0.97%
†Ciena Corp.	1,172	455,005
†F5, Inc.	13,148	3,804,111
		4,259,116
Construction & Engineering–0.75%
EMCOR Group, Inc.	1,606	1,185,726
Quanta Services, Inc.	3,843	2,109,884
		3,295,610
Construction Materials–0.88%
†Amrize Ltd.	46,900	2,627,338
Vulcan Materials Co.	4,474	1,218,270
		3,845,608
Consumer Staples Distribution & Retail–1.84%
Casey's General Stores, Inc.	1,672	1,216,982
Koninklijke Ahold Delhaize NV	77,136	3,592,162
†Sprouts Farmers Market, Inc.	4,018	309,909
Sysco Corp.	23,491	1,675,613
Target Corp.	10,231	1,239,997
		8,034,663
Containers & Packaging–1.29%
Packaging Corp. of America	26,616	5,648,448
		5,648,448
Diversified Consumer Services–0.07%
†Bright Horizons Family Solutions, Inc.	2,495	204,914
†Duolingo, Inc.	1,096	108,033
		312,947
Electric Utilities–4.97%
Duke Energy Corp.	25,540	3,344,208
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy, Inc.	76,217	$6,243,697
Eversource Energy	49,533	3,431,646
PPL Corp.	74,502	2,845,976
Xcel Energy, Inc.	73,438	5,833,915
		21,699,442
Electrical Equipment–1.33%
Hubbell, Inc.	935	458,842
Sensata Technologies Holding PLC	67,689	2,384,006
Vertiv Holdings Co. Class A	11,817	2,961,104
		5,803,952
Electronic Equipment, Instruments & Components–1.62%
CDW Corp.	17,579	2,127,411
†Coherent Corp.	1,558	371,131
Ralliant Corp.	44,489	1,850,297
TE Connectivity PLC	6,002	1,254,538
Vontier Corp.	41,138	1,459,165
		7,062,542
Energy Equipment & Services–2.27%
Baker Hughes Co.	121,059	7,390,652
SLB Ltd.	48,975	2,516,825
		9,907,477
Entertainment–0.46%
†ROBLOX Corp. Class A	21,998	1,244,207
†Spotify Technology SA	1,606	778,765
		2,022,972
Financial Services–0.58%
†Affirm Holdings, Inc.	11,179	512,222
†Corpay, Inc.	4,233	1,231,760
†Toast, Inc. Class A	29,633	785,571
		2,529,553
Food Products–0.63%
†Magnum Ice Cream Co. NV	49,605	728,740
Mondelez International, Inc. Class A	35,418	2,041,493
		2,770,233
Gas Utilities–1.84%
ONE Gas, Inc.	59,468	5,121,979
Spire, Inc.	32,258	2,920,639
		8,042,618
Ground Transportation–2.15%
CSX Corp.	125,809	5,164,459
Norfolk Southern Corp.	11,803	3,387,461
†XPO, Inc.	4,420	859,911
		9,411,831
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–6.23%
Becton Dickinson & Co.	31,541	$4,959,191
†Dexcom, Inc.	26,106	1,639,457
†Envista Holdings Corp.	101,555	2,576,450
GE HealthCare Technologies, Inc.	65,249	4,644,424
†IDEXX Laboratories, Inc.	789	443,331
†Insulet Corp.	6,490	1,361,862
Medtronic PLC	38,790	3,361,154
Zimmer Biomet Holdings, Inc.	91,205	8,246,756
		27,232,625
Health Care Providers & Services–5.00%
Cencora, Inc.	8,341	2,620,242
†Henry Schein, Inc.	89,352	6,585,242
Labcorp Holdings, Inc.	22,056	5,884,761
Quest Diagnostics, Inc.	17,209	3,372,620
Universal Health Services, Inc. Class B	18,805	3,365,531
		21,828,396
Health Care REITs–1.55%
CareTrust REIT, Inc.	39,771	1,457,607
Healthpeak Properties, Inc.	155,788	2,559,597
Ventas, Inc.	33,860	2,769,071
		6,786,275
Hotels, Restaurants & Leisure–2.29%
†Chipotle Mexican Grill, Inc.	10,982	351,534
†DoorDash, Inc. Class A	1,966	295,195
Expedia Group, Inc.	2,550	588,770
†Flutter Entertainment PLC	5,931	604,665
Hilton Worldwide Holdings, Inc.	11,226	3,413,602
Royal Caribbean Cruises Ltd.	8,966	2,467,264
Sodexo SA	28,764	1,476,515
†Viking Holdings Ltd.	9,548	701,587
Wingstop, Inc.	802	124,286
		10,023,418
Household Durables–1.18%
†Mohawk Industries, Inc.	16,351	1,609,920
PulteGroup, Inc.	25,705	3,023,165
†TopBuild Corp.	1,438	505,169
		5,138,254
Household Products–1.30%
Church & Dwight Co., Inc.	1,828	170,589
Clorox Co.	10,607	1,099,203
Colgate-Palmolive Co.	3,940	335,806
Kimberly-Clark Corp.	42,261	4,076,919
		5,682,517
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.27%
Vistra Corp.	7,833	$1,177,535
		1,177,535
Insurance–4.86%
Allstate Corp.	16,873	3,498,448
Hanover Insurance Group, Inc.	8,070	1,398,935
Marsh & McLennan Cos., Inc.	34,541	5,991,136
Reinsurance Group of America, Inc.	27,603	5,635,428
Willis Towers Watson PLC	16,243	4,721,840
		21,245,787
Interactive Media & Services–0.11%
†Reddit, Inc. Class A	3,519	473,833
		473,833
IT Services–2.98%
†Akamai Technologies, Inc.	24,618	2,827,377
Amdocs Ltd.	47,021	3,068,590
†Cloudflare, Inc. Class A	10,903	2,249,725
Cognizant Technology Solutions Corp. Class A	48,186	2,956,211
†Okta, Inc.	8,946	704,140
†Snowflake, Inc. Class A	3,384	510,375
†Twilio, Inc. Class A	5,617	706,731
		13,023,149
Life Sciences Tools & Services–1.58%
Bio-Techne Corp.	19,269	1,006,998
†IQVIA Holdings, Inc.	17,088	2,914,187
†Waters Corp.	5,701	1,697,758
West Pharmaceutical Services, Inc.	5,078	1,272,750
		6,891,693
Machinery–3.65%
Crane Co.	3,678	628,938
Cummins, Inc.	4,816	2,591,104
Dover Corp.	4,595	957,828
Fortive Corp.	31,748	1,755,030
IDEX Corp.	5,994	1,136,163
Oshkosh Corp.	13,995	2,060,204
PACCAR, Inc.	14,126	1,631,553
Stanley Black & Decker, Inc.	16,965	1,205,533
Timken Co.	24,076	2,421,323
Toro Co.	16,607	1,551,758
		15,939,434
Media–0.36%
Publicis Groupe SA	18,941	1,567,737
		1,567,737
Metals & Mining–0.74%
†Capstone Copper Corp.	44,292	333,997
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†MP Materials Corp.	4,199	$202,643
Reliance, Inc.	8,803	2,675,408
		3,212,048
Multi-Utilities–0.77%
Northwestern Energy Group, Inc.	51,221	3,377,513
		3,377,513
Oil, Gas & Consumable Fuels–5.11%
Cameco Corp.	3,669	398,490
Coterra Energy, Inc.	67,036	2,355,645
Diamondback Energy, Inc.	21,391	4,230,926
Enterprise Products Partners LP	130,528	4,939,180
EQT Corp.	30,408	1,935,165
Expand Energy Corp.	6,144	674,488
ONEOK, Inc.	18,186	1,643,833
Permian Resources Corp. Class A	34,048	725,903
Phillips 66	19,942	3,633,034
Targa Resources Corp.	7,081	1,775,419
		22,312,083
Passenger Airlines–0.44%
Southwest Airlines Co.	51,627	1,939,626
		1,939,626
Personal Care Products–0.95%
Kenvue, Inc.	241,934	4,170,942
		4,170,942
Pharmaceuticals–0.13%
†Structure Therapeutics, Inc. ADR	11,908	573,966
		573,966
Professional Services–0.14%
†CACI International, Inc. Class A	1,102	599,345
		599,345
Residential REITs–1.31%
Equity Residential	78,562	4,646,942
Essex Property Trust, Inc.	4,425	1,070,850
		5,717,792
Retail REITs–1.72%
Agree Realty Corp.	18,361	1,384,052
Realty Income Corp.	78,855	4,824,349
Regency Centers Corp.	17,344	1,312,247
		7,520,648
Semiconductors & Semiconductor Equipment–2.97%
†Astera Labs, Inc.	2,948	323,101
Infineon Technologies AG	74,429	3,376,555
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor Corp.	9,916	$919,808
Monolithic Power Systems, Inc.	1,654	1,808,401
NXP Semiconductors NV	11,433	2,250,700
†ON Semiconductor Corp.	8,165	505,577
Teradyne, Inc.	12,786	3,790,538
		12,974,680
Software–1.08%
†Cadence Design Systems, Inc.	2,814	781,926
†Datadog, Inc. Class A	10,263	1,211,547
†Fair Isaac Corp.	888	947,976
†HubSpot, Inc.	1,673	408,379
†Samsara, Inc. Class A	26,372	835,729
†Zscaler, Inc.	3,666	514,303
		4,699,860
Specialized REITs–1.84%
American Tower Corp.	16,566	2,858,960
Iron Mountain, Inc.	10,372	1,059,396
Public Storage	9,778	2,648,665
VICI Properties, Inc.	53,300	1,456,156
		8,023,177
Specialty Retail–0.95%
†Burlington Stores, Inc.	4,328	1,408,245
†Carvana Co.	4,046	1,271,981
Tractor Supply Co.	32,441	1,469,577
		4,149,803
Technology Hardware, Storage & Peripherals–0.62%
†Everpure, Inc. Class A	7,658	452,129
HP, Inc.	116,920	2,246,033
		2,698,162
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.26%
†On Holding AG Class A	20,885	$710,508
Tapestry, Inc.	2,956	417,121
		1,127,629
Trading Companies & Distributors–3.26%
Bunzl PLC	181,441	5,462,359
Fastenal Co.	31,797	1,475,381
MSC Industrial Direct Co., Inc. Class A	51,219	4,725,977
Sunbelt Rentals Holdings, Inc.	27,561	1,758,153
WESCO International, Inc.	3,070	840,013
		14,261,883
Total Common Stock (Cost $360,283,408)		409,861,521
PREFERRED STOCK–0.34%
Henkel AG & Co. KGaA 3.06%	19,025	1,469,665
Total Preferred Stock (Cost $1,203,848)		1,469,665

MONEY MARKET FUND–5.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	22,993,738	22,993,738
Total Money Market Fund (Cost $22,993,738)		22,993,738

TOTAL INVESTMENTS–99.41% (Cost $384,480,994)	434,324,924
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	2,584,124
NET ASSETS APPLICABLE TO 33,062,503 SHARES OUTSTANDING–100.00%	$436,909,048

†Non-income producing.
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(2,431,216)	USD	3,263,032	6/26/26	$46,007	$—
BOA	GBP	324,148	USD	(427,986)	6/26/26	931	—
BOA	JPY	(77,708,700)	USD	491,706	6/26/26	—	(1,511)
BOA	JPY	17,269,875	USD	(109,025)	6/26/26	587	—
CBK	EUR	(3,276,217)	USD	3,826,297	6/26/26	24,538	—
GS	EUR	(3,276,217)	USD	3,824,852	6/26/26	23,093	—
GS	GBP	(2,431,216)	USD	3,260,857	6/26/26	43,831	—
JPM	JPY	(238,735,250)	USD	1,509,160	6/26/26	—	(6,093)
JPM	JPY	(13,049,200)	USD	82,867	6/26/26	44	—
JPM	JPY	7,229,250	USD	(45,627)	6/26/26	257	—
MSC	EUR	(3,276,217)	USD	3,823,328	6/26/26	21,569	—
MSC	EUR	358,634	USD	(412,610)	6/26/26	3,553	—
UBS	EUR	(3,276,217)	USD	3,824,983	6/26/26	23,225	—
Total Foreign Currency Exchange Contracts						$187,635	$(7,604)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	CME British Pound Currency Futures	$330,650	$334,873	6/15/26	$—	$(4,223)
4	CME Euro Foreign Exchange Currency Futures	579,275	580,996	6/15/26	—	(1,721)
5	CME Japanese Yen Currency Futures	395,875	396,638	6/15/26	—	(763)
					—	(6,707)
Equity Contracts:
24	CME E-mini Russell 2000 Index Futures	3,014,640	3,073,652	6/18/26	—	(59,012)
7	CME E-mini S&P 500 Index Futures	2,299,762	2,354,736	6/18/26	—	(54,974)
29	CME E-mini S&P MidCap 400 Index Futures	9,849,850	9,783,691	6/18/26	66,159	—
9	Eurex EURO STOXX 50 Futures	571,626	592,080	6/19/26	—	(20,454)
3	FTSE 100 Index Futures	404,982	408,193	6/19/26	—	(3,211)
1	OSE Nikkei 225 Index Futures	322,359	328,603	6/11/26	—	(6,244)
					66,159	(143,895)
Total Futures Contracts					$66,159	$(150,602)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CBK–Citibank NA
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
LVIP American Century Select Mid Cap Managed Volatility Fund–6